SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Asset and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, equity securities	$ 888	$ 1,143
Total assets at fair value	888	1,619
Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap		476
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, equity securities	888	1,143
Total assets at fair value	888	1,143
Level 1 | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap		0
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, equity securities	0	0
Total assets at fair value	0	476
Level 2 | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap		476
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, equity securities	0	0
Total assets at fair value	$ 0	0
Level 3 | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap		$ 0